Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Common stocks: 99.39%
Real estate: 99.39%
Equity REITs: 99.39%
Acadia Realty Trust	2,509	$ 54,445
Alexander & Baldwin Incorporated	2,011	38,631
Alexandria Real Estate Equities Incorporated	4,260	759,388
American Assets Trust Incorporated	1,313	47,990
American Campus Communities Incorporated	4,029	190,008
American Finance Trust Incorporated	3,157	28,729
American Homes 4 Rent Class A	7,883	300,106
Americold Realty Trust	7,351	279,485
Apartment Investment & Management Company Class A	4,286	30,216
Apple Hospitality REIT Incorporated	6,137	97,394
AvalonBay Communities Incorporated	4,072	842,660
Boston Properties Incorporated	4,186	492,106
Brandywine Realty Trust	4,914	69,091
Brixmor Property Group Incorporated	8,727	198,190
Brookfield Property REIT Class A	1,024	19,190
Camden Property Trust	2,897	363,226
Colony Capital Incorporated †	13,900	95,493
Columbia Property Trust Incorporated	3,351	58,609
Community Healthcare Trust Incorporated	662	31,299
Corporate Office Properties Trust	3,276	90,418
Cousins Properties Incorporated	4,418	163,864
CubeSmart	5,833	255,427
DiamondRock Hospitality †	6,113	59,174
Digital Realty Trust Incorporated	8,207	1,243,853
Diversified Healthcare Trust	6,947	25,218
Douglas Emmett Incorporated	4,860	168,739
Duke Realty Corporation	10,942	508,365
Easterly Government Properties Incorporated	2,455	50,892
EastGroup Properties Incorporated	1,149	181,634
Empire State Realty Trust Incorporated Class A	5,031	59,517
Equity Commonwealth	3,403	93,378
Equity Lifestyle Properties Incorporated	4,865	344,734
Equity Residential	10,772	834,291
Essential Properties Realty	3,409	87,270
Essex Property Trust Incorporated	1,902	561,642
Extra Space Storage Incorporated	3,809	570,626
Federal Realty Investment Trust	2,256	257,951
First Industrial Realty Trust Incorporated	3,724	188,583
Gaming and Leisure Properties Incorporated	6,416	297,446
Gladstone Land REIT Corporation	727	16,816
Global Medical REIT Incorporated	1,675	24,120
Healthcare Realty Trust Incorporated	4,099	124,364
Healthcare Trust of America Incorporated Class A	6,335	173,642
Healthpeak Properties Incorporated	15,684	523,532
Highwoods Properties Incorporated	3,023	138,091
Host Hotels & Resorts Incorporated †	20,373	349,804
Hudson Pacific Properties Incorporated	4,361	126,425
Independence Realty Trust Incorporated	2,960	50,557
Industrial Logistics Properties Trust	1,895	47,489
Innovative Industrial Properties Incorporated	689	124,178
Invitation Homes Incorporated	16,535	599,724
Iron Mountain Incorporated	8,394	365,475
See accompanying notes to portfolio of investments

Wells Fargo U.S. REIT Portfolio  |  1

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Equity REITs (continued)
JBG Smith Properties	3,622	$ 116,665
Kilroy Realty Corporation	3,342	234,642
Kimco Realty Corporation	12,309	262,305
Kite Realty Group Trust	2,456	52,067
Lamar Advertising Company Class A	2,508	262,889
Life Storage Incorporated	2,222	220,956
LTC Properties Incorporated	1,128	44,195
Mack-Cali Realty Corporation	2,341	39,961
Mid-America Apartment Communities Incorporated	3,334	535,774
National Health Investors Incorporated	1,264	83,310
National Storage Affiliates Trust	1,774	81,781
NexPoint Residential Trust Incorporated	651	33,748
Office Properties Income Trust	1,396	40,805
Outfront Media Incorporated †	4,243	101,577
Paramount Group Incorporated	5,472	60,083
Park Hotels & Resorts Incorporated †	6,894	143,326
Pebblebrook Hotel Trust	3,831	85,623
Piedmont Office Realty Trust Incorporated Class A	3,583	66,250
Prologis Incorporated	21,524	2,536,388
PS Business Parks Incorporated	582	90,187
Public Storage Incorporated	4,342	1,226,528
Regency Centers Corporation	4,933	318,672
Retail Opportunity Investment Corporation	3,373	60,242
Rexford Industrial Realty Incorporated	3,899	215,342
RLJ Lodging Trust	4,863	74,744
RPT Realty	2,335	29,771
Ryman Hospitality Properties Incorporated †	1,461	109,444
Safehold Incorporated REIT	492	34,489
Seritage Growth Property Class A †	784	13,234
Service Properties Trust	4,738	59,509
Simon Property Group Incorporated	9,621	1,236,202
SITE Centers Corporation	5,025	75,224
SL Green Realty Corporation	2,031	160,896
STAG Industrial Incorporated	4,663	166,516
Summit Hotel Properties Incorporated †	3,018	29,003
Sun Communities Incorporated	3,189	533,902
Sunstone Hotel Investors Incorporated †	6,236	78,324
Tanger Factory Outlet Centers Incorporated	2,836	49,715
Terreno Realty Corporation	1,965	125,013
The Geo Group Incorporated	3,373	17,506
The Macerich Company	5,301	84,339
UDR Incorporated	8,808	419,525
UMH Properties Incorporated	1,113	23,607
Uniti Group Incorporated	6,742	73,218
Urban Edge Properties	3,312	64,087
Ventas Incorporated	10,901	604,460
VICI Properties Incorporated	18,417	573,321
Vornado Realty Trust	5,283	249,780
Washington REIT	2,451	57,966
Weingarten Realty Investors	3,513	115,121
Welltower Incorporated	12,235	914,811
Xenia Hotels & Resorts Incorporated †	3,316	64,364
Total Common stocks (Cost $17,833,626)		25,654,902

See accompanying notes to portfolio of investments

2  |  Wells Fargo U.S. REIT Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.45%
Investment companies: 0.45%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	115,948	$ 115,948
Total Short-term investments (Cost $115,948)				115,948
Total investments in securities (Cost $17,949,574)	99.84%			25,770,850
Other assets and liabilities, net	0.16			40,825
Total net assets	100.00%			$25,811,675

†	Non-income-earning security
♠	The issuer is an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$133,673	$1,477,776	$(1,495,501)	$0	$0	$115,948	0.45%	115,948	$9
See accompanying notes to portfolio of investments

Wells Fargo U.S. REIT Portfolio  |  3

Notes to portfolio of investments—May 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Real estate	$25,654,902	$0	$0	$25,654,902
Short-term investments
Investment companies	115,948	0	0	115,948
Total assets	$25,770,850	$0	$0	$25,770,850
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended May 31, 2021, the Portfolio did not have any transfers into/out of Level 3.

4  |  Wells Fargo U.S. REIT Portfolio